Investment Securities and Mortgage-Backed Securities (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	$ 40,507,883	$ 21,575,913
Less than 12 Months, Unrealized Loss	(264,570)	(623,900)
More than 12 Months, Fair Value	11,642,802	10,696,338
More than 12 Months, Unrealized Loss	(2,994,656)	(4,378,166)
Total Fair Value	52,150,685	32,272,251
Total Unrealized Loss	(3,259,226)	(5,002,066)
Investment securities and mortgage-backed securities
Number of securities in the portfolio	339
Number of securities in unrealized loss position	45
U. S. Agency
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	17,430,998	3,981,580
Less than 12 Months, Unrealized Loss	(77,220)	(17,206)
Total Fair Value	17,430,998	3,981,580
Total Unrealized Loss	(77,220)	(17,206)
Corporate
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	10,922,340	14,643,990
Less than 12 Months, Unrealized Loss	(136,641)	(587,374)
More than 12 Months, Fair Value	9,526,184	6,352,685
More than 12 Months, Unrealized Loss	(1,464,511)	(1,637,570)
Total Fair Value	20,448,524	20,996,675
Total Unrealized Loss	(1,601,152)	(2,224,944)
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	17
Number of individual securities in continuous unrealized loss position for 12 months or more	9
Finance sector corporate debt securities
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	8
Strats-Goldman Sachs Corporation obligation
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value	2,500,000
Total Unrealized Loss	(1,165,695)	(1,190,000)
Investment securities and mortgage-backed securities
Variable Rate basis	6 month LIBOR
Current interest rate (as a percent)	1.51%
Agency asset backed securities
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		1,903,678
Less than 12 Months, Unrealized Loss		(15,116)
Total Fair Value		1,903,678
Total Unrealized Loss		(15,116)
Trust preferred securities
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value	1,174,155	3,614,860
More than 12 Months, Unrealized Loss	(1,530,026)	(2,651,506)
Total Fair Value	1,174,155	3,614,860
Total Unrealized Loss	(1,530,026)	(2,651,506)
Investment securities and mortgage-backed securities
Number of individual securities in continuous unrealized loss position for 12 months or more	5	9
Small business administration
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		1,046,665
Less than 12 Months, Unrealized Loss		(4,204)
More than 12 Months, Fair Value	942,463	5,104
More than 12 Months, Unrealized Loss	(119)	(20)
Total Fair Value	942,463	1,051,769
Total Unrealized Loss	(119)	(4,224)
Fannie Mae
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	3,543,032
Less than 12 Months, Unrealized Loss	(5,100)
Total Fair Value	3,543,032
Total Unrealized Loss	(5,100)
Freddie Mac
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	5,909,171
Less than 12 Months, Unrealized Loss	(26,821)
Total Fair Value	5,909,171
Total Unrealized Loss	(26,821)
Government National Mortgage Assoc.
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	2,702,342
Less than 12 Months, Unrealized Loss	(18,788)
Total Fair Value	2,702,342
Total Unrealized Loss	(18,788)
Collateralized Mortgage Obligations
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value		723,689
More than 12 Months, Unrealized Loss		(89,070)
Total Fair Value		723,689
Total Unrealized Loss		$ (89,070)
U.S. Agency and Agency Mortgage-Backed Securities
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	23
Number of individual securities in continuous unrealized loss position for 12 months or more	2